Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	€ 8,356	€ 7,895	€ 10,144
Income tax expense	2,273	4,389	4,341
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	1,945	4,507	4,106
Interest income	1,729	1,529	1,256
Interest expense	692	316	392
Income tax expense	€ 2,646	€ 3,111	€ 1,368